Structured entities - Unconsolidated (Details) - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		£ 113,760	£ 80,240		£ 77,348
Derivative financial instruments		237,669	346,626		327,709
Loans and advances to banks		35,663	43,251		41,349
Loans and advances to customers		365,552	392,784		399,217
Reverse repurchase agreements and other similar secured lending		12,546	13,454		28,187
Other assets	[1]		89,821
Total assets		1,133,248	1,213,126	[2]	1,120,000	[3]
Derivative financial instruments		238,345	340,487		£ 324,252
Structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		11,487	8,952
Financial assets designated at fair value		34,241	23,073
Derivative financial instruments		4,380	6,861
Loans and advances to banks		0	4,915
Loans and advances to customers		22,867	24,142
Reverse repurchase agreements and other similar secured lending		753	6,338
Other assets		509	919
Total assets		74,237	75,200
Derivative financial instruments		8,549	5,697
Secured financings [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		0	0
Financial assets designated at fair value		31,520	22,706
Derivative financial instruments		0	0
Loans and advances to banks		0	0
Loans and advances to customers		5,481	0
Reverse repurchase agreements and other similar secured lending		753	6,338
Other assets		0	0
Total assets		37,754	29,044
Derivative financial instruments		0	0
Short-term traded interests [Member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		10,788	8,436
Financial assets designated at fair value		0	0
Derivative financial instruments		0	0
Loans and advances to banks		0	0
Loans and advances to customers		0	0
Reverse repurchase agreements and other similar secured lending		0	0
Other assets		0	0
Total assets		10,788	8,436
Derivative financial instruments		0	0
Traded derivatives [Member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		0	0
Financial assets designated at fair value		0	0
Derivative financial instruments		4,380	4,731
Loans and advances to banks		0	0
Loans and advances to customers		0	0
Reverse repurchase agreements and other similar secured lending		0	0
Other assets		0	0
Total assets		4,380	4,731
Derivative financial instruments		5,193	3,567
Other interests [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		699	516
Financial assets designated at fair value		2,721	367
Derivative financial instruments		0	2,130
Loans and advances to banks		0	4,915
Loans and advances to customers		17,386	24,142
Reverse repurchase agreements and other similar secured lending		0	0
Other assets		509	919
Total assets		21,315	32,989
Derivative financial instruments		£ 3,356	£ 2,130

[1]

As at 31 December 2017, other assets includes balances of £1,193m (2016: £71,454m) and other liabilities includes balances of £ nil m (2016: £65,292m) relating to amounts held for sale. Please refer to Note 4 3 for details.

[2]	Africa Banking assets held for sale were reported in Head Office for 2016.
[3]	Africa Banking assets held for sale were reported in Head Office for 2015.